Form N-PX

                     Annual Report of Proxy Voting Record of

                       MDL Broad Market Fixed Income Fund




                  Investment Company Act File Number: 811-10207

                                   Registrant
                                  The MDL Fund
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                                  877-635-3863



                                Agent for Service
                                   Mark D. Lay
                             1 Freedom Valley Drive
                                 Oaks, PA 19456

             Date of Reporting Period: July 1, 2004 to June 30, 2005


     MDL Broad Market Fixed Income Fund invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

                                   Signatures

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                  MDL Broad Market Fixed Income Fund
                  By: /s/ Mark D. Lay
                  Date: June 30, 2005